Debt (Details Narrative) $ in Millions							1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 19, 2024 CAD ($)	Nov. 03, 2023 USD ($)	Feb. 01, 2022	Jun. 07, 2021 CAD ($)	Jun. 07, 2021 CAD ($)	May 15, 2018 CAD ($)	Jan. 31, 2023 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	May 31, 2023 CAD ($)	Jan. 31, 2022 USD ($)	Sep. 05, 2017 CAD ($)
Short-Term Debt [Line Items]
Lease cost								$ 200,000	$ 99,000
Operating lease costs								79,000	36,000
FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Lease cost												$ 498,000	$ 313,000
Operating lease costs												161,000	243,000
Strong Global Entertainment Inc [Member]
Short-Term Debt [Line Items]
Lease cost								281,000	75,000		$ 400,000	701,000	188,000
Operating lease costs								$ 172,000	$ 17,000			$ 372,000	$ 96,000
Loan amount										$ 100,000	$ 100,000			$ 100,000
Bears variable interest rate												8.20%				8.20%
Loan percentage											50.00%
Total costs to build out facility										200,000	$ 200,000
Strong Global Entertainment Inc [Member] | Innovative Cinema Solutions LLC [Member]
Short-Term Debt [Line Items]
Interest rate								5.00%							5.00%
Promissory note								$ 500,000
Periodic payments, description								The promissory note will be repaid in monthly installments through November 2025
Strong Global Entertainment Inc [Member] | Insurance Debt [Member]
Short-Term Debt [Line Items]
Bears variable interest rate												10.00%				10.00%
Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan interest rate					0.50%
Revolving line of credit												$ 2,400,000				$ 3.2
Installment loan term				5 years	5 years	5 years	5 years
Debt installment payment					$ 0.5	$ 0.5
Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Due from related parties				$ 4.0	4.0
Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Loan interest rate							1.00%
Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member] | Line of Credit [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Loan interest rate							0.50%
Tenant Improvement Loan [Member] | FG Group Holdings Inc [Member] | Warehouse Facility [Member]
Short-Term Debt [Line Items]
Lease cost														$ 400,000
Landlord build cost percentage											50.00%			50.00%
Operating lease costs										200,000				$ 200,000
Funded lease costs										100,000				100,000
Promissory Note [Member] | Strong Global Entertainment Inc [Member] | Asset Purchase Agreement [Member] | Innovative Cinema Solutions LLC [Member]
Short-Term Debt [Line Items]
Bears variable interest rate		5.00%
Payments of debt issuance costs		$ 500,000
Tenant Improvement Loan [Member] | Warehouse Facility [Member]
Short-Term Debt [Line Items]
Lease cost														$ 400,000
Landlord build cost percentage											50.00%			50.00%
Tenant Improvement Loan [Member] | Warehouse Agreement Borrowings [Member]
Short-Term Debt [Line Items]
Operating lease costs										200,000				$ 200,000
Tenant Improvement Loan [Member] | Build Out Facility [Member] | Landlord [Member]
Short-Term Debt [Line Items]
Funded lease costs										$ 100,000				$ 100,000
ICS Promissory Note [Member]
Short-Term Debt [Line Items]
Debt installment payment								$ 20,000
Interest rate								5.00%							5.00%
Promissory note								$ 500,000
Credit Agreement [Member] | Strong MDI Installment Loans [Member]
Short-Term Debt [Line Items]
Revolving line of credit							$ 5.0
Installments in loan							$ 3.1
Line of credit description							(i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement required Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO
Credit Agreement [Member] | Strong MDI Installment Loans [Member] | Strong Global Entertainment [Member]
Short-Term Debt [Line Items]
Line of credit description	(a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS, and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims (as defined in the 2024 Credit Agreement).
Revolving line of credit principal outstanding															$ 3.3
Revolving line of credit outstanding								$ 2,500,000
Interest rate								8.20%							8.20%
Credit Agreement [Member] | Strong MDI Installment Loans [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Installments in loan							$ 3.4
Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit																			$ 3.5
Line of credit, description	(a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS (collectively, the “Subsidiaries”), and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims
Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member] | 20-Year Loan Installment [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit																			6.0
Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member] | 5-Year Loan Installment [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit																			$ 0.5
2021 Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit				$ 2.0	2.0
Loan interest rate				0.50%
Line of credit, description				The 2021 Credit Agreement required Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity method holdings) not exceeding 2.5 to 1, a current ratio (excluding amounts due from related parties) of at least 1.3 to 1 and minimum “effective equity” of CAD$4.0 million.
Revolving line of credit				$ 4.0	4.0
2021 Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member] | 20-Year Loan Installment [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit				5.1	5.1
2021 Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member] | 5-Year Loan Installment [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit				0.5	0.5
2023 Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit							$ 5.0
Loan interest rate												8.20%
Line of credit, description							(i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement requires Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. Strong/MDI was in compliance with its debt covenants as of December 31, 2023. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO.
Revolving line of credit												$ 2,400,000				$ 3.2
Available revolving line of credit																	$ 3.4
2023 Credit Agreement [Member] | Strong MDI Installment Loans [Member] | FG Group Holdings Inc [Member] | 20-Year Loan Installment [Member]
Short-Term Debt [Line Items]
Maximum revolving line of credit							$ 3.1
Commercial Loan Agreement [Member] | Digital Ignition Building Loan [Member]
Short-Term Debt [Line Items]
Loan amount																		$ 5,300,000
Commercial Loan Agreement [Member] | Digital Ignition Building Loan [Member] | FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Loan amount																		$ 5,300,000
Debt instrument description			The terms of the Note include (i) a fixed interest rate of 4%, (ii) maturity date of February 1, 2027, (iii) monthly payments of approximately $32 thousand beginning on March 1, 2022, and continuing on the first of each month until the maturity date or until the Note has been paid in full, (iv) a default interest of 8% in the event of a default pursuant to the terms of the Note, and (v) prepayment penalties of (a) 3% of all excess payments during the first two years of the term of the Note, (b) 2% of all excess payments during the third and fourth years of the term of the Note, and (c) 1% of all excess payments made during the fifth year of the term of the Note.
Demand Credit Agreement [Member] | Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit, description	(i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS, and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims (as defined in the demand credit agreement).
Revolving line of credit	$ 6.0			$ 2.0	$ 2.0	$ 3.5	$ 5.0	$ 2,500,000							$ 3.3		$ 3.4
Installment loan term				20 years	20 years	20 years	20 years
Debt installment payment					$ 5.1	$ 6.0	$ 3.1
Variable interest rate								8.20%
Demand Credit Agreement [Member] | Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Line of credit, description	(i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS (collectively, the “Subsidiaries”), and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims.
Revolving line of credit	$ 6.0
Loan Agreement [Member] | Digital Ignition Building Loan [Member]
Short-Term Debt [Line Items]
Debt instrument description			The terms of the Note include (i) a fixed interest rate of 4%, (ii) maturity date of February 1, 2027, (iii) monthly payments of approximately $32 thousand beginning on March 1, 2022, and continuing on the first of each month until the maturity date or until the Note has been paid in full, (iv) a default interest of 8% in the event of a default pursuant to the terms of the Note, and (v) prepayment penalties of (a) 3% of all excess payments during the first two years of the term of the Note, (b) 2% of all excess payments during the third and fourth years of the term of the Note, and (c) 1% of all excess payments made during the fifth year of the term of the Note.